Segment Information Changes in Carrying Amount of Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Goodwill [Roll Forward]
Goodwill, end of period	$ 1,865.3	$ 1,839.4
Operating Segments [Member]
Goodwill [Roll Forward]
Goodwill, Gross beginning of period	1,882.2	791.6	779.2
Accumulated impairment losses, beginning of period	(42.8)	(42.8)	(42.8)
Goodwill, beginning of period	1,839.4	748.8	736.4
Goodwill acquired	33.5		10.8
Translation adjustment	3.3	(1.0)	1.6
Goodwill, Gross end of period	1,908.1	1,882.2	791.6
Accumulated impairment losses, end of period	(42.8)	(42.8)	(42.8)
Goodwill, end of period	1,865.3	1,839.4	748.8
Operating Segments [Member] | Smurfit Stone [Member]
Goodwill [Roll Forward]
Goodwill acquired		1,091.6
Purchase price allocation adjustments	(10.9)
Corrugated Packaging [Member]
Goodwill [Roll Forward]
Goodwill, Gross beginning of period	1,428.3	393.0	392.8
Accumulated impairment losses, beginning of period	0	0	0
Goodwill, beginning of period	1,428.3	393.0	392.8
Goodwill acquired	33.5		0
Translation adjustment	0.5	(0.1)	0.2
Goodwill, Gross end of period	1,449.1	1,428.3	393.0
Accumulated impairment losses, end of period	0	0	0
Goodwill, end of period	1,449.1	1,428.3	393.0
Corrugated Packaging [Member] | Smurfit Stone [Member]
Goodwill [Roll Forward]
Goodwill acquired		1,035.4
Purchase price allocation adjustments	(13.2)
Consumer Packaging [Member]
Goodwill [Roll Forward]
Goodwill, Gross beginning of period	402.6	398.4	386.2
Accumulated impairment losses, beginning of period	(42.8)	(42.8)	(42.8)
Goodwill, beginning of period	359.8	355.6	343.4
Goodwill acquired	0		10.8
Translation adjustment	2.8	(0.9)	1.4
Goodwill, Gross end of period	406.1	402.6	398.4
Accumulated impairment losses, end of period	(42.8)	(42.8)	(42.8)
Goodwill, end of period	363.3	359.8	355.6
Consumer Packaging [Member] | Smurfit Stone [Member]
Goodwill [Roll Forward]
Goodwill acquired		5.1
Purchase price allocation adjustments	0.7
Recycling [Member]
Goodwill [Roll Forward]
Goodwill, Gross beginning of period	51.3	0.2	0.2
Accumulated impairment losses, beginning of period	0	0	0
Goodwill, beginning of period	51.3	0.2	0.2
Goodwill acquired	0		0
Translation adjustment	0	0	0
Goodwill, Gross end of period	52.9	51.3	0.2
Accumulated impairment losses, end of period	0	0	0
Goodwill, end of period	52.9	51.3	0.2
Recycling [Member] | Smurfit Stone [Member]
Goodwill [Roll Forward]
Goodwill acquired		51.1
Purchase price allocation adjustments	$ 1.6